Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (18.2%)

	Airlines (0.4%)

1,740,545	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$1,733,774
226,166	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	220,473
1,180,513	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,152,476
702,262	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	716,321
1,313,181	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,122,823
897,360	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	885,838
1,570,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,605,207
528,523	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	474,798

		7,911,710

	Communication Services (1.9%)

1,400,000	Altice France, SA* 5.500%, 10/15/29	1,107,582
1,415,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,277,646
1,795,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,805,249
1,270,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	1,026,147
	Audacy Capital Corp.*
1,479,000	6.750%, 03/31/29	265,791
538,000	6.500%, 05/01/27	93,671
884,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	578,136
890,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	801,748
300,000	CMG Media Corp.* 8.875%, 12/15/27	235,116
1,815,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,483,762
	CSC Holdings, LLC*
1,950,000	5.750%, 01/15/30	1,232,517
1,940,000	5.500%, 04/15/27	1,710,207
1,800,000	5.375%, 02/01/28	1,514,412
1,800,000	4.625%, 12/01/30	1,066,536
1,395,000	4.500%, 11/15/31	1,029,287
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
825,000	6.625%, 08/15/27	17,309
656,000	5.375%, 08/15/26	48,485

PRINCIPAL AMOUNT		VALUE
1,633,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$1,481,719
810,000	Embarq Corp. 7.995%, 06/01/36	391,343
1,210,000	Frontier California, Inc. 6.750%, 05/15/27	1,146,983
	Frontier Communications Holdings, LLC*
749,000	5.000%, 05/01/28	680,347
298,000	8.750%, 05/15/30	308,949
1,333,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,240,023
1,785,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,652,946
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	892,237
301,000	5.250%, 12/01/27	291,886
345,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	336,841
	Intelsat Jackson Holdings, SA*@&
900,000	9.750%, 07/15/25	1
585,000	5.500%, 08/01/23	1
1,480,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,442,497
812,658	Ligado Networks, LLC* 15.500%, 11/01/23	284,560
	Lumen Technologies, Inc.
1,886,000	7.600%, 09/15/39	1,276,728
596,000	4.500%, 01/15/29*	401,096
596,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	478,886
	Netflix, Inc.
910,000	4.875%, 06/15/30*	902,047
610,000	4.875%, 04/15/28	610,152
740,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	644,629
235,000	Rogers Communications, Inc.*‡ 5.250%, 03/15/82 5 year CMT + 3.59%	213,154
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	496,700
295,000	5.375%, 01/15/31	238,245
985,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	880,462
	Sirius XM Radio, Inc.*
1,500,000	5.500%, 07/01/29	1,409,310
885,000	4.000%, 07/15/28	787,907
585,000	3.125%, 09/01/26	528,039
298,000	3.875%, 09/01/31	245,486
585,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	345,881
3,045,000	Sprint, LLC 7.125%, 06/15/24	3,115,157
1,045,000	Stagwell Global, LLC* 5.625%, 08/15/29	917,029
880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	707,203
1,196,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	550,435

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
480,000	Time Warner Cable, LLC 7.300%, 07/01/38	$516,197
1,955,000	United States Cellular Corp. 6.700%, 12/15/33	1,819,518
125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	129,049

		42,657,244

	Consumer Discretionary (3.2%)

1,435,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,451,158
1,243,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	1,134,088
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
1,043,000	4.625%, 08/01/29	871,562
856,000	6.625%, 01/15/28	783,582
1,487,000	At Home Group, Inc.*^ 4.875%, 07/15/28	1,087,711
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,589,742
1,475,000	6.875%, 11/01/35	1,361,322
	Caesars Entertainment, Inc.*
728,000	4.625%, 10/15/29^	622,491
605,000	8.125%, 07/01/27^	614,601
605,000	6.250%, 07/01/25	603,137
	Carnival Corp.*
582,000	10.500%, 02/01/26	609,401
295,000	7.625%, 03/01/26^	268,769
1,385,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,140,825
900,000	Carvana Company* 4.875%, 09/01/29	402,030
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,900,000	5.125%, 05/01/27	3,720,210
1,370,000	6.375%, 09/01/29	1,323,242
1,300,000	4.750%, 03/01/30	1,137,916
1,198,000	4.250%, 02/01/31	998,844
620,000	5.000%, 02/01/28	579,092
600,000	4.500%, 08/15/30	513,378
596,000	4.750%, 02/01/32	507,095
596,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	565,568
900,000	Cedar Fair, LP 5.250%, 07/15/29	829,737
	Dana, Inc.
985,000	4.250%, 09/01/30	838,107
596,000	4.500%, 02/15/32	502,952
	DISH DBS Corp.
1,495,000	5.250%, 12/01/26*	1,289,198
926,000	7.750%, 07/01/26	752,458
739,000	7.375%, 07/01/28	532,176
590,000	5.125%, 06/01/29	376,155
1,200,000	DISH Network Corp.* 11.750%, 11/15/27	1,245,696
1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,374,287
1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,184,551
1,240,000	Ford Motor Company 6.100%, 08/19/32	1,218,077

PRINCIPAL AMOUNT		VALUE
	Ford Motor Credit Company, LLC
2,300,000	7.350%, 11/04/27	$2,414,632
1,885,000	4.000%, 11/13/30	1,647,716
1,450,000	5.113%, 05/03/29	1,375,688
1,400,000	4.134%, 08/04/25	1,338,988
1,000,000	2.900%, 02/16/28	865,460
525,000	7.350%, 03/06/30	551,812
300,000	4.950%, 05/28/27 Gap, Inc.*	288,315
447,000	3.875%, 10/01/31^	335,237
60,000	3.625%, 10/01/29	46,172
	General Motors Financial Company, Inc.‡
185,000	5.700%, 09/30/30^ 5 year CMT + 5.00%	172,339
125,000	6.500%, 09/30/28 3 mo. LIBOR + 3.44%	118,106
	goeasy, Ltd.*
2,050,000	5.375%, 12/01/24	1,967,200
1,111,000	4.375%, 05/01/26	998,045
1,496,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	1,320,504
511,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	449,614
1,780,000	Guitar Center, Inc.* 8.500%, 01/15/26	1,557,180
	International Game Technology, PLC*
1,500,000	6.250%, 01/15/27	1,508,310
400,000	4.125%, 04/15/26	381,072
1,175,000	Liberty Interactive, LLC 8.250%, 02/01/30	554,917
	Life Time, Inc.*
884,000	8.000%, 04/15/26^	859,805
600,000	5.750%, 01/15/26	580,704
767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	752,113
780,000	M/I Homes, Inc. 3.950%, 02/15/30	657,134
	Macy’s Retail Holdings, LLC
1,248,000	6.700%, 07/15/34*	1,055,608
744,000	5.875%, 03/15/30*	681,511
600,000	4.300%, 02/15/43	372,618
1,375,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,041,480
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,344,113
1,649,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	1,563,879
	Newell Brands, Inc.^
300,000	6.375%, 09/15/27	301,986
148,000	6.625%, 09/15/29	150,193
	Nordstrom, Inc.
600,000	5.000%, 01/15/44	404,364
551,000	4.250%, 08/01/31	414,914
1,370,000	Penn Entertainment, Inc.* 4.125%, 07/01/29	1,136,840
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,216,929
2,933,000	Rite Aid Corp.* 8.000%, 11/15/26	1,638,872

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	$1,418,498
1,348,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	1,122,075
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	786,278
2,430,000	Station Casinos, LLC* 4.500%, 02/15/28	2,189,722
707,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	686,631
290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	307,786
1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,098,634
298,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	276,380

		71,979,532

	Consumer Staples (0.7%)

1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,140,924
1,349,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,176,382
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,424,798
298,000	6.500%, 12/31/27	291,322
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,770,000	5.500%, 01/15/30	1,721,183
1,340,000	5.125%, 02/01/28	1,314,486
440,000	5.750%, 04/01/33	433,400
125,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	110,729
751,000	New Albertsons, LP 7.750%, 06/15/26	764,909
1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,065,112
750,000	Petsmart, Inc. / PetSmart Finance Corp.* 7.750%, 02/15/29	740,805
375,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	348,491
	Pilgrim’s Pride Corp.*
950,000	5.875%, 09/30/27	943,284
900,000	4.250%, 04/15/31	781,272
505,000	Post Holdings, Inc.* 5.750%, 03/01/27	498,369
1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	954,939
1,300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,256,541
1,857,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,622,535

		16,589,481

	Energy (2.1%)

1,198,000	Antero Resources Corp.* 5.375%, 03/01/30	1,118,357

PRINCIPAL AMOUNT		VALUE
1,187,000	Apache Corp. 5.100%, 09/01/40	$1,037,153
	Buckeye Partners, LP
900,000	3.950%, 12/01/26^	826,812
600,000	5.850%, 11/15/43	461,634
1,670,000	Callon Petroleum Company* 7.500%, 06/15/30	1,617,662
591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	563,678
892,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	880,966
	Continental Resources, Inc.*
900,000	2.875%, 04/01/32	706,626
610,000	5.750%, 01/15/31	599,526
1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. LIBOR + 3.85%	1,931,514
11,988	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	11,605
921,000	DT Midstream, Inc.* 4.125%, 06/15/29	813,381
1,791,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	1,748,947
	Enbridge, Inc.‡
901,000	7.375%, 01/15/83 5 year CMT + 3.71%	902,451
200,000	5.750%, 07/15/80 5 year CMT + 5.31%	190,270
	Energy Transfer, LP‡
1,735,000	7.831%, 11/01/66 3 mo. LIBOR + 3.02%	1,406,113
1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	957,856
	EnLink Midstream Partners, LP
1,775,000	8.879%, 03/03/23‡ 3 mo. LIBOR + 4.11%	1,494,248
1,285,000	4.850%, 07/15/26	1,249,997
595,000	Enlink Midstream, LLC* 6.500%, 09/01/30	607,239
75,000	Enterprise Products Operating, LLC‡ 7.630%, 08/16/77 3 mo. LIBOR + 2.99%	71,304
1,370,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,375,179
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,173,000	6.250%, 05/15/26	1,125,634
300,000	8.875%, 04/15/30	305,082
	Gulfport Energy Corp.
1,000,000	6.375%, 05/15/25@&	1
885,000	8.000%, 05/17/26*	879,265
305,622	8.000%, 05/17/26	303,642
1,370,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,283,978
894,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	872,812
1,162,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,125,676

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27	$583,488
540,000	7.500%, 01/15/26	499,354
1,311,000	MPLX, LP‡^ 6.875%, 02/15/23 3 mo. LIBOR + 4.65%	1,311,839
600,000	Nabors Industries, Inc.* 7.375%, 05/15/27	601,254
	New Fortress Energy, Inc.*
1,191,000	6.750%, 09/15/25	1,144,039
589,000	6.500%, 09/30/26	544,354
1,082,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,069,049
1,270,000	Parkland Corp.*~ 5.875%, 07/15/27	1,221,054
1,196,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,117,375
1,390,000	Plains All American Pipeline, LP‡ 8.716%, 03/03/23 3 mo. LIBOR + 4.11%	1,257,783
1,070,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,020,170
	Southwestern Energy Company
895,000	5.375%, 03/15/30	834,695
600,000	5.375%, 02/01/29	564,426
593,000	4.750%, 02/01/32	523,162
298,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	265,986
600,000	Transocean, Inc.* 8.750%, 02/15/30	619,998
	Venture Global Calcasieu Pass, LLC*
300,000	4.125%, 08/15/31	266,643
300,000	3.875%, 08/15/29	267,900
75,000	6.250%, 01/15/30	76,493
	Vital Energy, Inc.
1,285,000	10.125%, 01/15/28	1,281,620
604,000	9.500%, 01/15/25	610,010
1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,058,004
770,000	W&T Offshore, Inc.* 9.750%, 11/01/23	770,693
	Weatherford International, Ltd.*
1,280,000	6.500%, 09/15/28	1,275,738
900,000	8.625%, 04/30/30	908,289

		46,162,024

	Financials (4.0%)

	Acrisure, LLC / Acrisure Finance, Inc.*
1,883,000	7.000%, 11/15/25	1,795,139
1,783,000	6.000%, 08/01/29	1,473,257
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,782,005
1,892,000	AG Issuer, LLC* 6.250%, 03/01/28	1,790,400
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,500,000	6.750%, 10/15/27	2,342,975
300,000	5.875%, 11/01/29	261,768
300,000	4.250%, 10/15/27	275,496

PRINCIPAL AMOUNT		VALUE
140,000	Allstate Corp.‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	$138,264
	Ally Financial, Inc.
1,782,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	1,468,012
964,000	8.000%, 11/01/31	1,059,369
850,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	655,562
163,000	American Express Company‡ 3.550%, 09/15/26 5 year CMT + 2.85%	144,519
250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. LIBOR + 2.87%	246,402
2,365,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,087,018
460,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	360,171
1,030,000	AssuredPartners, Inc.* 7.000%, 08/15/25	1,018,031
1,307,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,174,222
	Avolon Holdings Funding, Ltd.*
635,000	3.950%, 07/01/24	616,267
490,000	5.500%, 01/15/26	480,313
285,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	244,972
304,000	Bank of America Corp.‡ 6.125%, 04/27/27 5 year CMT + 3.23%	303,343
145,000	Bank of Montreal‡ 4.800%, 08/25/24 5 year CMT + 2.98%	137,464
763,000	Bank of New York Mellon Corp.‡ 4.700%, 09/20/25 5 year CMT + 4.36%	747,908
	Bank of Nova Scotia‡
240,000	3.625%, 10/27/81 5 year CMT + 2.613%	189,686
220,000	4.900%, 06/04/25 5 year CMT + 4.55%	213,985
	Barclays, PLC‡
275,000	8.000%, 03/15/29 5 year CMT + 5.43%	275,883
220,000	4.375%, 03/15/28 5 year CMT + 3.41%	179,641
	BP Capital Markets, PLC‡
280,000	4.875%, 03/22/30 5 year CMT + 4.40%	261,920
145,000	4.375%, 06/22/25 5 year CMT + 4.04%	140,794
2,379,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	2,103,012
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
2,380,000	4.500%, 04/01/27	2,101,707
1,547,000	5.750%, 05/15/26	1,459,347
1,200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	1,098,180

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
323,000	Capital One Financial Corp.‡^ 3.950%, 09/01/26 5 year CMT + 3.16%	$281,475
1,340,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	1,227,467
	Charles Schwab Corp.‡
325,000	4.000%, 06/01/26 5 year CMT + 3.17%	299,660
147,000	4.000%, 12/01/30 10 year CMT + 3.08%	126,564
135,000	5.375%, 06/01/25^ 5 year CMT + 4.97%	134,563
	Citigroup, Inc.‡
546,000	4.150%, 11/15/26 5 year CMT + 3.00%	488,621
509,000	3.875%, 02/18/26 5 year CMT + 3.42%	465,811
150,000	4.000%, 12/10/25 5 year CMT + 3.60%	140,144
450,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	393,070
70,000	Corebridge Financial, Inc.*‡ 6.875%, 12/15/52 5 year CMT + 3.85%	69,261
	Credit Acceptance Corp.
1,500,000	6.625%, 03/15/26^	1,373,370
1,092,000	5.125%, 12/31/24*	1,027,845
200,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 USD 5 year swap rate + 4.60%	189,584
	Discover Financial Services‡
245,000	6.125%, 06/23/25 5 year CMT + 5.78%	244,339
135,000	5.500%, 10/30/27 3 mo. LIBOR + 3.08%	119,039
1,533,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,512,396
75,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01%	62,186
605,000	Fifth Third Bancorp‡^ 4.500%, 09/30/25 5 year CMT + 4.22%	586,499
1,718,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,452,225
	Goldman Sachs Group, Inc.‡
500,000	4.400%, 02/10/25 5 year CMT + 2.85%	454,525
153,000	4.125%, 11/10/26 5 year CMT + 2.95%	136,621
1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,868,837
200,000	HSBC Holdings, PLC‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	197,428
	HUB International, Ltd.*
1,877,000	7.000%, 05/01/26	1,869,586
1,785,000	5.625%, 12/01/29^	1,608,053
	Huntington Bancshares, Inc.‡^
350,000	4.450%, 10/15/27
	7 year CMT + 4.05%	331,957

PRINCIPAL AMOUNT		VALUE
125,000	5.625%, 07/15/30 10 year CMT + 4.95%	$123,345
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
892,000	4.375%, 02/01/29	778,252
888,000	5.250%, 05/15/27	832,074
2,448,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. LIBOR + 1.80%	1,652,914
	ING Groep, NV‡
200,000	4.250%, 05/16/31 5 year CMT + 2.86%	151,510
200,000	3.875%, 05/16/27 5 year CMT + 2.86%	162,838
2,470,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,351,144
3,000,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,567,070
1,100,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26 5 year CMT + 2.85%	993,080
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,306,000	5.250%, 10/01/25	2,221,854
596,000	4.750%, 06/15/29	495,866
1,680,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,097,242
	Level 3 Financing, Inc.*
1,997,000	3.875%, 11/15/29	1,620,805
1,250,000	4.250%, 07/01/28	991,675
420,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	359,764
200,000	Lloyds Banking Group, PLC‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	198,676
892,000	LPL Holdings, Inc.* 4.000%, 03/15/29	798,777
280,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	278,841
	MetLife, Inc.
2,990,000	6.400%, 12/15/66	3,065,408
225,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	214,970
200,000	Munich Re*‡ 5.875%, 05/23/42 5 year CMT + 3.98%	204,748
1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,412,737
120,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	119,689
	Navient Corp.
2,555,000	5.000%, 03/15/27	2,335,755
1,355,000	4.875%, 03/15/28	1,200,462
1,370,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,053,872
	Nordea Bank Abp*‡
315,000	3.750%, 03/01/29 5 year CMT + 2.60%	250,589

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
200,000	6.625%, 03/26/26 5 year CMT + 4.11%	$198,328
	OneMain Finance Corp.
820,000	3.875%, 09/15/28	691,752
614,000	7.125%, 03/15/26	611,225
592,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	548,328
442,000	PartnerRe Finance B, LLC‡^ 4.500%, 10/01/50 5 year CMT + 3.82%	397,097
1,871,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,712,882
	PNC Financial Services Group, Inc.‡
440,000	6.000%, 05/15/27 5 year CMT + 3.00%	437,149
315,000	3.400%, 09/15/26 5 year CMT + 2.60%	268,692
140,000	6.200%, 09/15/27 5 year CMT + 3.24%	140,372
280,000	QBE Insurance Group, Ltd.*‡^ 5.875%, 05/12/25 5 year CMT + 5.51%	276,175
1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,212,739
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
560,000	3.875%, 03/01/31	457,100
555,000	3.625%, 03/01/29	468,986
275,000	2.875%, 10/15/26	245,575
503,000	State Street Corp.‡^ 5.625%, 12/15/23 3 mo. LIBOR + 2.54%	486,874
1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,242,370
	SVB Financial Group‡
674,000	4.000%, 05/15/26 5 year CMT + 3.20%	542,152
224,000	4.100%, 02/15/31 10 year CMT + 3.06%	167,382
133,000	4.250%, 11/15/26 5 year CMT + 3.07%	106,504
425,000	Toronto-Dominion Bank‡ 8.125%, 10/31/82 5 year CMT + 4.08%	451,261
	Truist Financial Corp.‡
295,000	4.800%, 09/01/24 5 year CMT + 3.00%	284,501
125,000	4.950%, 09/01/25 5 year CMT + 4.61%	123,928
	UBS Group, AG*‡
200,000	7.000%, 01/31/24 USD 5 year swap rate + 4.34%	199,566
200,000	4.875%, 02/12/27 5 year CMT + 3.40%	180,464
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,191,261
600,000	5.750%, 06/15/27	540,876
600,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	415,494
1,340,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,149,037

PRINCIPAL AMOUNT		VALUE
1,230,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	$1,134,367
1,255,000	XHR, LP* 6.375%, 08/15/25	1,245,437

		89,949,989

	Health Care (1.2%)

	Bausch Health Companies, Inc.*
2,370,000	11.000%, 09/30/28	1,861,967
469,000	14.000%, 10/15/30	302,913
447,000	6.125%, 02/01/27	305,337
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,453,331
1,325,000	8.000%, 03/15/26	1,288,284
663,000	6.875%, 04/15/29	419,944
149,000	5.250%, 05/15/30	120,340
	DaVita, Inc.*
2,381,000	4.625%, 06/01/30	2,007,469
1,395,000	3.750%, 02/15/31	1,086,217
	Embecta Corp.*
894,000	5.000%, 02/15/30	737,175
298,000	6.750%, 02/15/30	268,811
	Encompass Health Corp.
600,000	4.750%, 02/01/30	550,698
600,000	4.500%, 02/01/28	560,724
1,369,000	HCA, Inc. 7.500%, 11/06/33	1,518,823
350,000	Jazz Securities DAC* 4.375%, 01/15/29	320,366
488,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	280,595
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29^	1,247,287
1,480,000	3.875%, 04/01/29	1,267,650
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31	1,984,202
500,000	4.125%, 04/30/28	454,440
1,251,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	836,043
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	2,658,374
1,575,000	6.875%, 11/15/31	1,459,946
	Teva Pharmaceutical Finance Netherlands III, BV
2,380,000	6.000%, 04/15/24	2,376,620
1,100,000	4.750%, 05/09/27	1,023,682
550,000	7.125%, 01/31/25	558,052
535,000	3.150%, 10/01/26	480,286

		27,429,576

	Industrials (2.7%)

1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,173,213
1,535,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,470,131
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26 5 year CMT + 3.15%	1,182,180
320,000	4.650%, 06/15/26 5 year CMT + 4.08%	284,467

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	$1,831,714
1,191,000	3.500%, 03/15/29	1,028,024
900,000	5.875%, 02/15/28	880,767
1,370,000	Allegiant Travel Company* 7.250%, 08/15/27	1,344,888
295,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	276,046
1,363,740	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,156,615
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
884,000	5.500%, 04/20/26	867,646
295,000	5.750%, 04/20/29	285,849
670,000	Arcosa, Inc.* 4.375%, 04/15/29	599,074
3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,436,073
465,000	Ball Corp. 6.875%, 03/15/28	480,373
937,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	807,975
1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,077,891
	Cascades, Inc. / Cascades USA, Inc.*
600,000	5.375%, 01/15/28	560,220
600,000	5.125%, 01/15/26	561,804
297,000	Delta Air Lines, Inc.^ 7.375%, 01/15/26	311,036
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	287,047
1,565,000	Deluxe Corp.* 8.000%, 06/01/29	1,341,956
596,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	532,305
894,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	861,807
1,472,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	1,069,084
575,000	EnerSys* 4.375%, 12/15/27	531,749
880,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	767,422
733,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	645,201
600,000	Granite US Holdings Corp.* 11.000%, 10/01/27	633,252
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	722,700
551,000	3.500%, 03/01/29	485,767
1,303,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,100,410
2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,450,602

PRINCIPAL AMOUNT		VALUE
1,792,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	$1,714,747
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,439,010
1,375,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	1,373,322
1,385,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,360,735
1,450,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,284,975
1,940,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,673,347
598,000	MasTec, Inc.* 4.500%, 08/15/28	554,711
722,000	Moog, Inc.* 4.250%, 12/15/27	670,261
1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,043,248
450,000	OI European Group, BV* 4.750%, 02/15/30	404,951
1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	1,237,651
1,783,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,525,749
	QVC, Inc.
709,000	4.375%, 09/01/28	455,852
600,000	5.450%, 08/15/34	354,810
	Sealed Air Corp.*
933,000	6.125%, 02/01/28	942,050
298,000	5.000%, 04/15/29	282,868
650,000	Sensata Technologies, BV* 4.000%, 04/15/29	583,934
593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	507,614
	Sinclair Television Group, Inc.*
891,000	4.125%, 12/01/30	709,361
600,000	5.500%, 03/01/30^	479,208
1,165,000	Standard Industries, Inc.* 5.000%, 02/15/27	1,110,781
100,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	88,013
957,000	Stericycle, Inc.* 3.875%, 01/15/29	851,730
879,000	STL Holding Company, LLC* 7.500%, 02/15/26	776,561
1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,190,628
	TransDigm, Inc.
1,539,000	6.250%, 03/15/26*	1,540,000
875,000	7.500%, 03/15/27	882,473
890,000	Tronox, Inc.* 4.625%, 03/15/29	762,267
1,191,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,039,112
1,251,000	Wabash National Corp.* 4.500%, 10/15/28	1,102,957
1,050,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	977,687
	WESCO Distribution, Inc.*
563,000	7.125%, 06/15/25	572,351
283,000	7.250%, 06/15/28	291,278

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,256,000	Williams Scotsman International, Inc.* 6.125%, 06/15/25	$1,262,242

		61,091,772

	Information Technology (0.8%)

596,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	535,887
692,000	Coherent Corp.* 5.000%, 12/15/29	633,796
1,201,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,139,136
1,100,000	CommScope, Inc.* 4.750%, 09/01/29	915,959
1,405,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	1,445,773
586,000	Fair Isaac Corp.* 4.000%, 06/15/28	544,845
1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,200,845
	MPH Acquisition Holdings, LLC*
1,300,000	5.750%, 11/01/28^	946,153
595,000	5.500%, 09/01/28	495,570
589,000	NCR Corp.* 5.125%, 04/15/29	513,025
886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	809,131
	Open Text Corp.*
855,000	3.875%, 02/15/28	744,012
600,000	6.900%, 12/01/27	615,360
447,000	3.875%, 12/01/29	372,601
447,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	363,804
590,000	Playtika Holding Corp.* 4.250%, 03/15/29	490,615
784,000	PTC, Inc.* 4.000%, 02/15/28	731,104
1,645,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,437,977
	Twilio, Inc.
830,000	3.625%, 03/15/29	705,857
298,000	3.875%, 03/15/31^	247,361
1,475,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,287,527
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,170,110

		17,346,448

	Materials (0.6%)

623,000	ArcelorMittal, SA 7.000%, 10/15/39	674,672
600,000	ATI, Inc. 5.875%, 12/01/27	582,978
295,000	Carpenter Technology Corp. 7.625%, 03/15/30	303,127
895,000	Chemours Company* 4.625%, 11/15/29	748,309
1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,682,675
	Commercial Metals Company
596,000	4.125%, 01/15/30	535,268
298,000	4.375%, 03/15/32	263,909
1,375,000	Constellium, SE*^ 3.750%, 04/15/29	1,177,165

PRINCIPAL AMOUNT		VALUE
886,000	HB Fuller Company 4.250%, 10/15/28	$785,607
900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	915,093
	Kaiser Aluminum Corp.*
1,350,000	4.625%, 03/01/28	1,235,682
149,000	4.500%, 06/01/31	126,252
842,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	703,280
1,257,000	Mercer International, Inc. 5.125%, 02/01/29	1,076,771
1,787,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	1,759,373
1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,242,517
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	426,118
321,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	312,250

		14,551,046

	Other (0.1%)

1,335,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	1,331,476
	Gen Digital, Inc.*
625,000	7.125%, 09/30/30	635,056
625,000	6.750%, 09/30/27	634,631

		2,601,163

	Real Estate (0.2%)

953,000	EPR Properties 3.750%, 08/15/29	796,241
	Forestar Group, Inc.*
862,000	5.000%, 03/01/28	758,120
630,000	3.850%, 05/15/26	565,331
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	1,117,361
	Service Properties Trust
1,500,000	4.350%, 10/01/24	1,415,610
550,000	5.250%, 02/15/26	477,098

		5,129,761

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30	993,427
596,000	4.625%, 01/15/29	526,429

		1,519,856

	Utilities (0.2%)

340,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	286,783
65,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. LIBOR + 3.27%	63,960
150,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	136,593

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Dominion Energy, Inc.‡
250,000	4.650%, 12/15/24 5 year CMT + 2.99%	$234,450
133,000	4.350%, 01/15/27 5 year CMT + 3.20%	118,540
	Duke Energy Corp.‡
330,000	4.875%, 09/16/24 5 year CMT + 3.39%	320,189
132,000	3.250%, 01/15/82 5 year CMT + 2.32%	107,691
280,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55%	244,407
516,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. LIBOR + 2.67%	454,328
	Sempra Energy‡
125,000	4.875%, 10/15/25 5 year CMT + 4.55%	120,186
85,000	4.125%, 04/01/52 5 year CMT + 2.87%	73,948
	Southern Company‡
247,000	4.000%, 01/15/51 5 year CMT + 3.73%	235,235
95,000	3.750%, 09/15/51 5 year CMT + 2.92%	83,422
1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,411,395
	Vistra Corp.*‡
695,000	8.000%, 10/15/26 5 year CMT + 6.93%	681,830
625,000	7.000%, 12/15/26 5 year CMT + 5.74%	589,875
80,000	WEC Energy Group, Inc.‡ 6.719%, 05/15/67 3 mo. LIBOR + 2.11%	68,503

		5,231,335

	TOTAL CORPORATE BONDS (Cost $457,460,762)	410,150,937

CONVERTIBLE BONDS (18.5%)

	Communication Services (1.8%)

	Liberty Media Corp.*
8,895,000	2.250%, 08/15/27	9,356,028
2,680,000	0.500%, 12/01/50	2,813,035
	Live Nation Entertainment, Inc. 2.000%, 02/15/25	17,666,999
2,500,000	Match Group Finance Co. 3, Inc.* 2.000%, 01/15/30	2,458,125
3,000,000	Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	2,887,350
5,495,000	Perficient, Inc. 0.125%, 11/15/26	4,433,915

		39,615,452

	Consumer Discretionary (3.8%)

16,415,000	Airbnb, Inc. 0.000%, 03/15/26	14,122,481
	DISH Network Corp.
13,435,000	3.375%, 08/15/26	8,782,056
5,295,000	0.000%, 12/15/25	3,518,104
2,379,000	2.375%, 03/15/24	2,217,252

PRINCIPAL AMOUNT			VALUE
29,915,000		Ford Motor Company 0.000%, 03/15/26	$30,457,060
3,140,000		Liberty Broadband Corp.* 2.750%, 09/30/50	3,077,891
7,670,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	8,288,662
400,000		Tesla, Inc. 2.000%, 05/15/24	3,346,112
9,760,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	9,290,544
18,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/21/25	2,728,482

			85,828,644

		Energy (0.5%)

1,365,000		EQT Corp. 1.750%, 05/01/26	3,071,086
6,615,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	7,559,424

			10,630,510

		Financials (0.7%)

3,000,000		Ares Capital Corp. 4.625%, 03/01/24	3,159,120
11,275,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	11,909,219

			15,068,339

		Health Care (3.2%)

8,820,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	9,435,636
4,640,000		CONMED Corp.* 2.250%, 06/15/27	4,412,454
16,530,000		Dexcom, Inc. 0.250%, 11/15/25	17,426,752
3,673,000		Envista Holdings Corp. 2.375%, 06/01/25	7,021,564
3,960,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,870,742
15,740,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	18,564,543
7,755,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	7,130,723
5,460,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,988,474

			72,850,888

		Industrials (2.4%)

4,600,000		Air Transport Services Group, Inc. 1.125%, 10/15/24	4,879,220
4,215,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	4,550,219
1,015,000		Chart Industries, Inc. 1.000%, 11/15/24	2,313,296
13,520,000		John Bean Technologies Corp. 0.250%, 05/15/26	12,526,145
11,905,000		Middleby Corp. 1.000%, 09/01/25	15,561,978
14,800,000		Uber Technologies, Inc. 0.000%, 12/15/25	12,908,560
			52,739,418

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (5.0%)
4,230,000	Akamai Technologies, Inc. 0.375%, 09/01/27	$4,210,161
	Bill.com Holdings, Inc.
7,838,000	0.000%, 04/01/27	6,347,134
3,535,000	0.000%, 12/01/25	3,712,881
17,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	18,736,040
2,015,000	Datadog, Inc. 0.125%, 06/15/25	2,210,737
	Enphase Energy, Inc.
12,325,000	0.000%, 03/01/28	13,294,485
7,055,000	0.000%, 03/01/26	7,443,942
13,000,000	Microchip Technology, Inc. 0.125%, 11/15/24	14,438,840
2,735,000	Nova, Ltd. 0.000%, 10/15/25	3,604,539
11,555,000	ON Semiconductor Corp. 0.000%, 05/01/27	17,332,500
3,520,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	5,780,967
3,524,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,849,658
5,850,000	Tyler Technologies, Inc. 0.250%, 03/15/26	5,561,127
5,670,000	Wolfspeed, Inc.* 1.875%, 12/01/29	5,507,214

		113,030,225

	Materials (0.4%)

5,800,000	Glencore Funding, LLC 0.000%, 03/27/25	6,720,112
3,060,000	MP Materials Corp.* 0.250%, 04/01/26	3,063,244

		9,783,356

	Other (0.0%)

590,000	Multiplan Corp.* 6.000%, 10/15/27	386,067

	Real Estate (0.7%)

2,100,000EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	2,898,220
15,115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	13,724,571

		16,622,791

	TOTAL CONVERTIBLE BONDS (Cost $429,003,386)	416,555,690

BANK LOANS (2.3%) ¡

	Airlines (0.1%)

1,098,000	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	1,146,658
1,473,750	United Airlines, Inc.‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	1,476,498

		2,623,156

PRINCIPAL AMOUNT		VALUE

	Communication Services (0.3%)
1,519,875	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	$1,449,581
3,938	Clear Channel Outdoor Holdings, Inc.‡ 8.070%, 08/21/26 1 mo. LIBOR + 3.50%	3,755
598,473	CMG Media Corp.‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	569,238
1,688,406	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	1,664,228
1,755,000	Entercom Media Corp.‡ 7.047%, 11/18/24 3 mo. LIBOR + 2.50%	1,265,425
330,644	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	331,195
601,975	Univision Communications, Inc.‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	602,728

		5,886,150

	Consumer Discretionary (0.4%)

600,000	Caesars Entertainment, Inc.! 0.000%, 01/20/30	600,216
402,390	Life Time Fitness, Inc.‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	403,346
608,940	Penn National Gaming, Inc.‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	609,278
2,063,250	Petco Health and Wellness Company, Inc.‡ 7.976%, 03/03/28 3 mo. SOFR + 3.25%	2,045,310
2,971,318	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. SOFR + 3.75%	2,955,228
1,235,000	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	1,279,312
758,108	TKC Holdings, Inc.‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	636,493
1,975,050	WW International, Inc.‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	1,186,669

		9,715,852

	Financials (0.3%)

1,182,023	AssuredPartners, Inc.! 0.000%, 02/12/27	1,170,758
1,225,000	Hub International, Ltd.‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	1,225,955
2,176,153	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	2,176,491

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,633,500	VFH Parent, LLC‡ 7.612%, 01/13/29 3 mo. SOFR + 3.00%	$1,628,395

		6,201,599

	Health Care (0.3%)

1,060,117	Amneal Pharmaceuticals, LLC‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	1,002,033
1,030,658	Amneal Pharmaceuticals, LLC‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	974,189
292,500	Bausch Health Companies, Inc.‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	226,373
777,543	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	778,519
1,132,409	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	872,017
1,261,176	Padagis, LLC‡ 9.538%, 07/06/28 3 mo. LIBOR + 4.75%	1,177,100
193,725	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	193,968
2,911,601	Team Health Holdings, Inc.‡ 9.811%, 03/02/27 1 mo. SOFR + 5.25%	2,427,547

		7,651,746

	Industrials (0.4%)

444,000	ACProducts, Inc.‡ 8.980%, 05/17/28 6 mo. LIBOR + 4.25%	361,380
147,000	ACProducts, Inc.‡ 8.980%, 05/17/28 3 mo. LIBOR + 4.25%	119,646
741,275	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	743,258
990,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	1,018,151
1,481,288	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	1,483,835
1,173,250	Dun & Bradstreet Corp.‡ 7.767%, 02/06/26 1 mo. LIBOR + 3.25%	1,172,728
1,035,659	Granite Holdings US Acquisition Company‡ 8.750%, 09/30/26 3 mo. LIBOR + 4.00%	1,036,306
1,393,000	Scientific Games International, Inc.‡ 7.578%, 04/14/29 1 mo. SOFR + 3.00%	1,393,495
650,000	Summit Materials, LLC‡ 7.608%, 12/14/27 3 mo. SOFR + 3.00%	652,574

		7,981,373

PRINCIPAL AMOUNT		VALUE

	Information Technology (0.2%)

1,187,122	Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	$1,168,057
1,053,990	Camelot U.S. Acquisition, LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	1,053,858
416,679	Camelot U.S. Acquisition, LLC‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	416,875
1,175,571	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	1,175,201

		3,813,991

	Information Technology (0.0%)

300,000	CDK Global, Inc.‡ 9.080%, 07/06/29 3 mo. SOFR + 4.50%	299,766

	Materials (0.1%)

800,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	801,332
1,485,800	Innophos, Inc.‡ 7.820%, 02/05/27 1 mo. LIBOR + 3.25%	1,484,871
610,000	LSF11 A5 HoldCo, LLC! 0.000%, 10/15/28	596,275
595,500	LSF11 A5 HoldCo, LLC‡ 8.176%, 10/15/28 1 mo. SOFR + 3.50%	578,877

		3,461,355

	Special Purpose Acquisition Companies (0.2%)

1,075,000	AP Core Holdings II, LLC‡ 10.070%, 09/01/27 1 mo. LIBOR + 5.50%	1,040,063
592,025	Clydesdale Acquisition Holdings, Inc.‡ 8.836%, 04/13/29 1 mo. SOFR + 4.18%	582,576
297,750	Fertitta Entertainment, LLC‡ 8.561%, 01/27/29 1 mo. SOFR + 4.00%	294,793
1,271,813	Oscar AcquisitionCo, LLC‡ 9.180%, 04/29/29 3 mo. SOFR + 4.50%	1,235,070
1,197,000	Patagonia Holdco, LLC‡ 9.960%, 08/01/29 3 mo. SOFR + 5.75%	1,011,465

		4,163,967

	TOTAL BANK LOANS
	(Cost $53,980,827)	51,798,955

U.S. GOVERNMENT AND AGENCY SECURITIES (2.9%)

	Other (2.9%)
	United States Treasury Noteµ
36,945,000	2.250%, 03/31/24	35,935,507
30,400,000	2.500%, 05/31/24	29,577,656

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $67,259,904)	$65,513,163

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.9%)

	Communication Services (1.7%)

31,975	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	38,542,025
5,625	United States Cellular Corp. 5.500%, 06/01/70	105,244

		38,647,269

	Consumer Discretionary (0.7%)

127,510	Aptiv, PLC 5.500%, 06/15/23	16,064,985

	Energy (0.0%)

28	Gulfport Energy Corp. 10.000%, 03/03/23 15.000% PIK rate	163,800

	Financials (0.8%)

80,250	AMG Capital Trust II 5.150%, 10/15/37	4,245,867
1,450	Bank OZK 4.625%, 11/15/26	27,188
5,542	KeyCorp‡ 6.200%, 12/15/27 5 year CMT + 3.13%	142,041
191,800	KKR & Company, Inc. 6.000%, 09/15/23	12,958,008
11,100	Reinsurance Group of America, Inc.‡ 7.125%, 10/15/52 5 year CMT + 3.46%	295,704

		17,668,808

	Health Care (0.4%)

85,355	Boston Scientific Corp. 5.500%, 06/01/23	9,741,566

	Industrials (0.1%)

46,187	Chart Industries, Inc. 6.750%, 12/15/25	2,627,578

	Utilities (3.2%)

209,525	AES Corp.^ 6.875%, 02/15/24	20,918,976
586,575	American Electric Power Company, Inc.^ 6.125%, 08/15/23	30,179,284
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§**** 3.369%, 09/15/29	3,559,228
	NextEra Energy, Inc.
262,050	6.926%, 09/01/25	12,565,298
94,060	6.219%, 09/01/23	4,504,533

		71,727,319

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $149,032,189)	156,641,325

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.5%)

	Communication Services (7.0%)
661,840	Alphabet, Inc. - Class A^#	$65,416,266
199,700	Alphabet, Inc. - Class C#	19,944,039
25,095	Altice USA, Inc. - Class A#	122,966
264,885	AT&T, Inc.	5,395,707
411,425	Comcast Corp. - Class A	16,189,574
8,434	Cumulus Media, Inc. - Class A#	56,508
2	Frontier Communications Parent, Inc.#	59
146,450	Meta Platforms, Inc. - Class A^~#	21,816,656
32,360	Netflix, Inc.#	11,450,910
205,085EUR	Orange, SA	2,170,363
149,335	Walt Disney Company^#	16,201,354

		158,764,402

	Consumer Discretionary (10.1%)
652,300	Amazon.com, Inc.^#	67,271,699
4,520	Booking Holdings, Inc.#	11,002,132
59,260	Carnival Corp.#	641,193
243,463	General Motors Company	9,572,965
52,240	Home Depot, Inc.	16,934,641
294,980	Las Vegas Sands Corp.^µ#	17,403,820
41,620	Lowe’s Companies, Inc.^	8,667,365
62,500	McDonald’s Corp.^	16,712,500
162,800	NIKE, Inc. - Class B	20,729,324
107,325	Starbucks Corp.^	11,713,450
156,295	Tesla, Inc.#	27,073,420
71,950	TJX Companies, Inc.	5,889,827
27,180	Ulta Beauty, Inc.#	13,969,433

		227,581,769

	Consumer Staples (8.0%)
58,750	Altria Group, Inc.	2,646,100
459,960	Coca-Cola Company^	28,204,747
31,575	Costco Wholesale Corp.	16,139,246
47,280	Estee Lauder Companies, Inc. - Class A	13,100,342
250,885	Mondelez International, Inc. - Class A^	16,417,915
74,555	Monster Beverage Corp.#	7,759,684
112,795	PepsiCo, Inc.^	19,290,201
179,035	Philip Morris International, Inc.^	18,662,609
203,745	Procter & Gamble Company^~	29,009,213
124,615	Sysco Corp.	9,652,678
52,650	Walgreens Boots Alliance, Inc.	1,940,679
130,790	Walmart, Inc.	18,816,757

		181,640,171

	Energy (6.2%)
475,000	BP, PLC	17,209,250
11,045	Chaparral Energy, Inc. - Class A&#	469,413
3,550	Chesapeake Energy Corp.	307,856
128,625	Chevron Corp.^	22,383,322
86,435	ConocoPhillips	10,533,833
82,935	Energy Transfer, LP	1,101,377
49,155	Enterprise Products Partners, LP	1,258,368
7,920	EP Energy Corp.&#	62,370
355,670	Exxon Mobil Corp.^	41,261,277
56,105	Hess Corp.	8,424,727
15,860	Magellan Midstream Partners, LP	846,924
100,220	Marathon Petroleum Corp.	12,880,274

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
24,975	Pioneer Natural Resources Company	$5,752,991
219,710	Schlumberger, Ltd.	12,519,076
33,540	Valero Energy Corp.	4,696,606
10,000	Williams Companies, Inc.^	322,400

		140,030,064

	Financials (11.0%)

35,430	Affiliated Managers Group, Inc.	6,120,178
59,230	American Express Company^	10,361,104
346,890	American International Group, Inc.^	21,930,386
29,983	Assurant, Inc.	3,975,446
663,370	Bank of America Corp.^~	23,536,368
71,870	Bank of New York Mellon Corp.^	3,634,466
10,715	BlackRock, Inc.^	8,134,935
85,840	Charles Schwab Corp.^	6,645,733
76,155	Chubb, Ltd.	17,324,501
231,670	Citigroup, Inc.^	12,097,807
100,000	Discover Financial Services^	11,673,000
27,300	Goldman Sachs Group, Inc.^	9,986,613
447,110	Huntington Bancshares, Inc.^	6,782,659
212,020	JPMorgan Chase & Company^	29,674,319
502,205	KeyCorp^	9,637,314
85,415	Marsh & McLennan Companies, Inc.	14,939,938
247,340	Morgan Stanley^	24,073,602
43,760	Northern Trust Corp.^	4,243,407
157,631	Starwood Property Trust, Inc.^	3,292,911
411,130	Wells Fargo & Company^	19,269,663

		247,334,350

	Health Care (13.5%)

220,665	Abbott Laboratories^~	24,394,516
118,475	AbbVie, Inc.^	17,504,681
124,060	Alcon, Inc.	9,330,553
225,090	Bristol-Myers Squibb Company	16,352,788
26,830	CVS Health Corp.	2,366,943
73,270	Danaher Corp.^	19,371,123
23,435	Elevance Health, Inc.	11,717,266
105,650	Eli Lilly & Company^	36,359,447
34,856	GE Healthcare, Inc.#	2,423,189
150,220	Gilead Sciences, Inc.	12,609,467
10,885	Humana, Inc.	5,569,854
251,335	Johnson & Johnson^	41,073,166
17,140	Mallinckrodt, PLC#	128,550
122,460	Medtronic, PLC	10,248,677
219,485	Merck & Company, Inc.	23,574,884
314,685	Pfizer, Inc.	13,896,490
21,460	Thermo Fisher Scientific, Inc.	12,239,282
90,407	UnitedHealth Group, Inc.^~	45,130,270

		304,291,146

	Industrials (5.3%)

777,890	CSX Corp.^	24,052,359
104,568	General Electric Company	8,415,633
104,790	Honeywell International, Inc.^	21,846,619
79,505	JB Hunt Transport Services, Inc.	15,030,420
28,435	Northrop Grumman Corp.	12,740,017
272,540	Raytheon Technologies Corp.	27,213,119
152,510	Southwest Airlines Company	5,455,283
20,295	Stryker Corp.	5,151,074

		119,904,524

NUMBER OF SHARES		VALUE

	Information Technology (24.7%)

56,335	Accenture, PLC - Class A	$15,720,282
21,770	Adobe, Inc.^#	8,062,302
44,250	Advanced Micro Devices, Inc.^#	3,325,388
1,106,065	Apple, Inc.^~	159,594,119
84,440	Applied Materials, Inc.	9,414,216
54,444	Broadcom, Inc.	31,850,284
247,515	Cisco Systems, Inc.^	12,046,555
58,910	Fidelity National Information Services, Inc.^	4,420,606
10,330	Intuit, Inc.	4,366,181
16,960	Lam Research Corp.	8,481,696
72,315	Mastercard, Inc. - Class A	26,799,939
95,780	Micron Technology, Inc.	5,775,534
574,150	Microsoft Corp.^~	142,280,111
1,520,000	Nokia Oyj	7,235,200
204,580	NVIDIA Corp.^	39,968,795
81,370	Oracle Corp.	7,197,990
115,050	PayPal Holdings, Inc.^#	9,375,425
66,010	QUALCOMM, Inc.	8,793,192
59,985	Salesforce, Inc.^#	10,075,680
178,525	Visa, Inc. - Class A	41,098,240

		555,881,735

	Materials (3.5%)

255,945	Freeport-McMoRan, Inc.	11,420,266
102,435	Linde, PLC	33,899,839
41,000	Nucor Corp.	6,929,820
88,445	PPG Industries, Inc.	11,527,921
21,845	ServiceNow, Inc.#	9,942,315
23,420	Vulcan Materials Company	4,293,589

		78,013,750

	Real Estate (0.9%)

70,930	American Tower Corp.	15,845,053
119,195	Invitation Homes, Inc.	3,873,837
1,951	Necessity Retail REIT, Inc. 03/26/24	46,434

		19,765,324

	Special Purpose Acquisition Company (0.0%)

14,021	Intelsat Emergence, SA&#	325,988

	Utilities (1.3%)
255,755	DTE Energy Company	29,762,151

	TOTAL COMMON STOCKS (Cost $1,517,004,927)	2,063,295,374

WARRANTS (0.1%) #

	Energy (0.1%)
57,470	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	6
51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
47,885	Tidewater, Inc. 11/14/42, Strike $0.01	2,286,030
16,676	Tidewater, Inc. 11/14/42, Strike $0.01	1

	TOTAL WARRANTS (Cost $3,820,994)	2,286,042

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUNDS (1.8%)

	Other (1.8%)
1,256,235	iShares China Large-Cap ETF	$39,948,273
5,525	iShares Preferred & Income Securities ETF	185,640

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,256,794)	40,133,913

PREFERRED STOCKS (0.4%)

	Communication Services (0.0%)

8,482	AT&T, Inc.^ 4.750%, 02/18/25	177,952
3,485	AT&T, Inc. 5.350%, 11/01/66	83,675
22,500	Qwest Corp. 6.500%, 09/01/56	463,500

		725,127

	Consumer Discretionary (0.1%)

2,835	Ford Motor Company 6.200%, 06/01/59	70,535
2,764	Ford Motor Company 6.500%, 08/15/62	67,359
8,177	Guitar Center, Inc.&	1,018,036
605	Qurate Retail, Inc. 8.000%, 03/15/31	28,496

		1,184,426

	Energy (0.2%)

12,420	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. LIBOR + 4.74%	300,440
52,665	NuStar Energy, LP‡ 10.379%, 03/02/23 3 mo. LIBOR + 5.64%	1,223,934
20,834	NuStar Energy, LP‡ 11.502%, 03/02/23 3 mo. LIBOR + 6.77%	521,267
55,760	NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. LIBOR + 6.73%	1,397,903

		3,443,544

	Financials (0.1%)

3,400	Affiliated Managers Group, Inc. 4.750%, 09/30/60	68,000
5,970	Annaly Capital Management, Inc.‡ 6.950%, 03/02/23 3 mo. LIBOR + 4.99%	148,355
34,797	B Riley Financial, Inc. 5.250%, 08/31/28	739,088
3,000	B Riley Financial, Inc. 6.000%, 01/31/28	66,420
1,350	Capital One Financial Corp. 4.800%, 06/01/25	28,080
10,725	CNO Financial Group, Inc. 5.125%, 11/25/60	194,981
1,732	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	34,709

NUMBER OF SHARES		VALUE
3,477	Ellington Financial, Inc.‡ 6.250%, 01/30/27 5 year CMT + 4.99%	$68,567
1,201	First Citizens BancShares, Inc. 5.625%, 01/04/27	25,677
2,668	First Republic Bank 4.000%, 08/30/26	48,771
1,943	First Republic Bank 4.125%, 10/30/25	36,606
4,400	Morgan Stanley 6.500%, 10/15/27	114,576
2,195	Morgan Stanley^ 4.250%, 01/15/27	43,768
6,915	Prospect Capital Corp. 5.350%, 07/01/26	118,385
12,387	Selective Insurance Group, Inc. 4.600%, 12/15/25	230,770
3,000	Spirit Realty Capital, Inc. 6.000%, 03/02/23	72,540
7,398	Western Alliance Bancorp‡ 4.250%, 09/30/26 5 year CMT + 3.45%	158,835

		2,198,128

	Industrials (0.0%)

2,555	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	69,496

	Real Estate (0.0%)

11,275	Brookfield Property Partners, LP 5.750%, 03/31/25	205,656
5,000	Brookfield Property Partners, LP 6.375%, 09/30/24	99,350
3,625	Global Net Lease, Inc. 6.875%, 11/26/24	85,441

		390,447

	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	125,940
5,100	DTE Energy Company 5.250%, 12/01/77	126,480

		252,420

	TOTAL PREFERRED STOCKS (Cost $8,939,167)	8,263,588

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #

	Other (0.1%)
6,900	iShares MSCI Emerging Markets
28,538,400	Call, 06/16/23, Strike $42.00	1,359,300
770	iShares Russell 2000 ETF
14,743,960	Call, 03/17/23, Strike $195.00	338,415
110	S&P 500 Index
44,842,600	Put, 03/31/23, Strike $4,000.00	875,050

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

VALUE

TOTAL PURCHASED OPTIONS (Cost $2,737,835)	$2,572,765

TOTAL INVESTMENTS (142.7%) (Cost $2,723,496,785)	3,217,211,752

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-14.4%)	(323,500,000)

LIABILITIES, LESS OTHER ASSETS (-28.3%)	(639,821,715)

NET ASSETS (100.0%)	$2,253,890,037

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $8,376,237.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $44,810,781.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2023.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit
HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$2,723,496,785

Gross unrealized appreciation	727,701,159
Gross unrealized depreciation	(233,986,192)

Net unrealized appreciation (depreciation)	$493,714,967

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on March 8, 2022, August 24, 2021, and September 6, 2017. On March 8, 2022, 4,000,000 MRPS were issued with an aggregate liquidation preference of $100,000,000. On August 24, 2021, 2,480,000 MRPS were issued with an aggregate liquidation preference of $62.0 million. On September 6, 2017, 9,680,000 MRPS were issued with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/27	3.66%	4,000	$25	$100,000,000

					$323,500,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and F MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.